Leases	12 Months Ended
Mar. 31, 2024
Leases
Leases

7. Leases

The following table shows ROU assets – finance leases and finance lease liabilities, and the associated financial statement line items as of March 31:

	As of March 31,
	2024	2023
	USD	USD
Assets
Right-of-use assets – finance lease, net	216,065	343,182

Liabilities
Finance lease liabilities, current	67,372	84,959
Finance lease liabilities, non-current	114,495	216,373

Weighted average remaining lease term (in years)	2.7	3.4
Weighted average discount rate (%)	4.3	4.4

Information relating to financing and operating lease activities during the years ended March 31, 2024, 2023 and 2022 are as follows:

	For the years ended March 31,
	2024	2023	2022
	USD	USD	USD
Finance leases:
Amortization of right-of-use assets – finance lease	79,521	74,671	51,892
Interest of finance lease liabilities	10,294	20,031	8,053
	89,815	94,702	59,945
Operating lease:
Expenses related to a short-term lease	37,179	33,333	21,260
	37,179	33,333	21,260

Total lease expenses	126,994	128,035	81,205

Cash outflows related to finance leases:
Financing cash outflows – principal paid	119,465	131,456	43,750
Operating cash outflows – interests paid	10,294	20,031	8,053
	129,759	151,487	51,803

Cash outflows related to operating lease:
Operating cash outflows - rental paid	37,179	33,333	21,260

During the year ended March 31, 2024, additions to right-of-use assets – finance lease were nil (2023: USD297,179) (2022: nil). This amount represented the purchase of a motor vehicle under finance lease. Right-of-use assets – finance lease represented purchases of certain motor vehicles under finance leases for its operations. Lease contracts are entered into for fixed term of 60 months (2023: 60 months) (2022: 36 months to 60 months), Lease terms are negotiated on an individual basis and contain different terms and conditions.

Maturities of lease payments under finance lease liabilities were as follows:

	As of March 31,
	2024	2023	2022
	USD	USD	USD
Year ending March 31,
2023	-	-	51,803
2024	-	96,508	46,577
2025	73,757	96,508	30,898
2026	69,683	82,954	17,345
2027	49,207	49,207	-
Total undiscounted finance lease payments	192,647	325,177	146,623
Less: imputed interest	(10,780)	(23,845)	(11,015)
Finance lease liabilities recognized in the Consolidated Balance Sheet	181,867	301,332	135,608